Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€‘000)	For the year ended
	December 31, 2022
	Assets	Liabilities	Net
Intangibles assets	—	(216)	(216)
Recoverable cash advances liability	1 226	—	1 226
Contingent consideration liability	—	—	—
Employee Benefits liability	3	—	3
Other temporary difference	272	—	272
Tax-losses carried forward	78 332	—	78 332

Unrecognized Gross Deferred Tax assets/(liabilities)	79 833	(216)	79 617
Netting by tax entity	(216)	216	—
Unrecognized Net Deferred Tax assets/(liabilities)	79 617	—	79 617

(€‘000)	For the year ended
December 31, 2021
	Assets	Liabilities	Net
Intangibles assets	—	(2 709)	(2 709)
Recoverable cash advances liability	1 503	—	1 503
Contingent consideration liability	3 670	—	3 670
Employee Benefits liability	13	—	13
Other temporary difference	—	(586)	(586)
Tax-losses carried forward	72 671	—	72 671
Unrecognized Gross Deferred Tax assets/(liabilities)	77 857	(3 295)	74 562
Netting by tax entity	(3 295)	3 295	—
Unrecognized Net Deferred Tax assets/(liabilities)	74 562	—	74 562

Schedule of Unrecognized Deferred Tax Asset Balance Roll Forward
The change in the Group’s net deferred tax asset balance is detailed below:

UNRECOGNIZED DEFERRED TAX ASSET BALANCE ROLL FORWARD
(€‘000)	For the year ended
	2022	2021	2020
Opening balance at January 1,	74 562	66 208	61 300
Temporary difference creation or reversal	(606)	(1 014)	(2 981)
Change in Tax-losses carried forward	5 661	8 820	8 064
Change in US tax rate applicable	—	548	(176)
Closing balance at December 31,	79 617	74 562	66 208